Financial Instruments and Related Risk Management - Summary of Maturity Analysis of Financial Liabilities and Gross Settled Derivative Contracts (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Short-term debt	$ 976	$ 629
Payables and accrued charges	7,437	6,703
Long-term debt, including current portion	8,708	$ 8,185
Carrying amount [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Short-term debt	976
Payables and accrued charges	5,264
Long-term debt, including current portion	9,055
Lease liabilities, including current portion	1,073
Derivatives	33
Carrying amount of liability	16,401
Gross Carrying amount [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Payables and accrued charges	5,264
Lease liabilities, including current portion	1,302
Carrying amount of liability	21,967
Short-term debt, contractual cash flows	976
Current portion of long-term debt and Long-term debt, contractual cash flows	14,392
Derivatives	33
Not later than one year [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Payables and accrued charges	5,264
Not later than one year [Member] | Gross Carrying amount [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Lease liabilities, including current portion	249
Carrying amount of liability	7,397
Short-term debt, contractual cash flows	976
Current portion of long-term debt and Long-term debt, contractual cash flows	894
Derivatives	14
Later than one year and not later than three years [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Payables and accrued charges	0
Later than one year and not later than three years [Member] | Gross Carrying amount [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Lease liabilities, including current portion	364
Carrying amount of liability	1,642
Short-term debt, contractual cash flows	0
Current portion of long-term debt and Long-term debt, contractual cash flows	1,268
Derivatives	10
Later than three years and not later than five years [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Payables and accrued charges	0
Later than three years and not later than five years [Member] | Gross Carrying amount [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Lease liabilities, including current portion	234
Carrying amount of liability	2,166
Short-term debt, contractual cash flows	0
Current portion of long-term debt and Long-term debt, contractual cash flows	1,923
Derivatives	9
Over 5 years [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Payables and accrued charges	0
Over 5 years [Member] | Gross Carrying amount [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Lease liabilities, including current portion	455
Carrying amount of liability	10,762
Short-term debt, contractual cash flows	0
Current portion of long-term debt and Long-term debt, contractual cash flows	10,307
Derivatives	$ 0